FAIR VALUE MEASUREMENTS - DOLLAR THRIFTY (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Total Fair Value Assets (Liabilities) Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Recurring Significant Other Observable Inputs (Level 2) Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Recurring Significant Other Observable Inputs (Level 2) Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Recurring Significant Other Observable Inputs (Level 2) Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Recurring Significant Unobservable Inputs (Level 3) Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Recurring Significant Unobservable Inputs (Level 3) Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Recurring Total Fair Value Assets (Liabilities) Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Recurring Total Fair Value Assets (Liabilities) Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Recurring Total Fair Value Assets (Liabilities) Dollar Thrifty Automotive Group Inc.
Fair value of assets and liabilities
Derivative Assets	$ 5,200	$ 4,500						$ 23,000	$ 548,000	$ 1,355,000			$ 23,000	$ 548,000	$ 1,355,000
Derivative Liabilities	(5,200)	(5,500)								(36,888,000)					(36,888,000)
Marketable Securities (available for sale)							169,000								169,000
Deferred Compensation Plan Assets					6,998,000	5,752,000				3,916,000			6,998,000	5,752,000	3,916,000
Total						5,752,000	169,000		548,000	(31,617,000)	0	0		6,300,000	(31,448,000)
Letters of credit			203,100,000	0
Surety bonds			$ 47,400,000	$ 0